Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 3,339	$ 4,868
Accounts receivable - net of allowances for doubtful accounts of $483 and $547	12,918	12,657
Prepaid expenses	960	1,035
Deferred income taxes	1,199	1,036
Other current assets	4,780	3,110
Total current assets	23,196	22,706
Property, plant and equipment - net	110,968	109,767
Goodwill	69,273	69,773
Licenses	56,433	52,352
Customer Lists and Relationships - Net	763	1,391
Other Intangible Assets - Net	5,016	5,032
Investments in and Advances to Equity Affiliates	3,860	4,581
Other Assets	8,278	6,713
Total Assets	277,787	272,315
Current Liabilities
Debt maturing within one year	5,498	3,486
Accounts payable and accrued liabilities	21,107	20,494
Advanced billings and customer deposits	4,212	4,225
Accrued taxes	1,774	1,026
Dividends payable	2,404	2,556
Total current liabilities	34,995	31,787
Long-Term Debt	69,290	66,358
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes	36,308	28,491
Postemployment benefit obligation	29,946	41,392
Other noncurrent liabilities	15,766	11,592
Total deferred credits and other noncurrent liabilities	82,020	81,475
Stockholders' Equity
Common stock ($1 par value, 14,000,000,000 authorized at December 31, 2013 and 2012: issued 6,495,231,088 at December 31, 2013 and 2012)	6,495	6,495
Additional paid-in capital	91,091	91,038
Retained earnings	31,141	22,481
Treasury stock (1,268,914,913 at December 31, 2013 and 913,836,325 at December 31, 2012, at cost)	(45,619)	(32,888)
Accumulated other comprehensive income	7,880	5,236
Noncontrolling interest	494	333
Total stockholders' equity	91,482	92,695
Total Liabilities and Stockholders' Equity	$ 277,787	$ 272,315